Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of Goodwill

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2023	$54,727,512	$2,414,113	$52,313,399
Acquisitions through business combinations (Note 29)	21,001	-	21,001
Effect of foreign currency exchange differences	85,027	-	85,027

Balance at December 31, 2023	$54,833,540	$2,414,113	$52,419,427

For the year ended December 31, 2024

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2024	$54,833,540	$2,414,113	$52,419,427
Effect of foreign currency exchange differences	105,915	-	105,915

Balance at December 31, 2024	$54,939,455	$2,414,113	$52,525,342

For the year ended December 31, 2025

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2025	$54,939,455	$2,414,113	$52,525,342
Impairment losses recognized	-	132,778	(132,778)
Effect of foreign currency exchange differences	149,341	-	149,341

Balance at December 31, 2025	$55,088,796	$2,546,891	$52,541,905

	Cost	Accumulated impairment	Carrying amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2025	$1,751,337	$76,956	$1,674,381
Impairment losses recognized	-	4,233	(4,233)
Effect of foreign currency exchange differences	4,761	-	4,761

Balance at December 31, 2025	$1,756,098	$81,189	$1,674,909

Summary of Carrying Amounts of Goodwill Allocated to Cash-generating Units

	December 31
	2024	2025
Cash-generating units	NT$	NT$	US$ (Note 4)

Packaging segment	$35,437,523	$35,430,752	$1,129,447
Testing segment	13,489,766	13,440,470	428,450
EMS segment	3,449,952	3,655,360	116,524
Others	148,101	15,323	488

	$52,525,342	$52,541,905	$1,674,909